CONTINGENCIES Loss Contingencies (Details) $ in Thousands	3 Months Ended
	Mar. 25, 2015 USD ($)	Jun. 24, 2015 USD ($) LegalMatter	Jun. 25, 2014 USD ($)
Loss Contingencies [Line Items]
Litigation reserves		$ 0	$ 39,500
Number of threatened or pending claims expected to have a material adverse effect | LegalMatter		0
August 2004 California lawsuit [Member]
Loss Contingencies [Line Items]
Loss Contingency, Range of Possible Loss, Maximum	$ 56,500
Loss Contingency Accrual, Payments	$ 44,000